Share-based compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Share option granted	0	0	0
Total fair values of options vested and recognized as expenses	$ 0	$ 4	$ 107
Unrecognized share-based compensation expenses	$ 0	$ 0	$ 4
Weighted-average expense recognition period			3 months
Ordinary shares
Share-based compensation
Issuance of ordinary shares upon share offerings (in shares)			5,546,007
Class B ordinary shares | Ordinary shares | Share subscription agreement
Share-based compensation
Issuance of ordinary shares upon share offerings (in shares)	649,349
Offering price per share	$ 26.52
Fair value, per share	$ 28.88
Discount on shares	$ 1,530